Loans Due From Third Parties (Details) - Schedule of loans due from third parties - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of loans due from third parties [Abstract]
Loans due from third parties	$ 21,131,865	$ 17,698,084
Less: allowance for credit losses	(39,446)	(27,432)
Total	$ 21,092,419	$ 17,670,652